The Merger and Basis of Presentation - Additional Information (Detail) - USD ($)	Jun. 03, 2008	Jun. 02, 2008	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Merger and Basis of Presentation [Line Items]
Number of shares issued on conversion of 6% notes		1,962,338
Accumulated deficit	$ 120,538		$ (89,299,963)	$ (81,786,990)	$ (89,557,757)
Common Stock
Merger and Basis of Presentation [Line Items]
Number of securities called by warrants		196,189
Per share exercise price of warrant		$ 2.42
Old Arno
Merger and Basis of Presentation [Line Items]
Shares issuable prior to merger ratio	$ 1.99377
Shares issued in merger	1,611,760
Ownership interest	95.00%
Number of shares issued in business combination		7,360,700
Gross proceeds private placement		$ 17,732,000
Sale of Stock		3,691,900
Notes interest rate		6.00%
Number of shares issued on conversion of 6% notes		984,246
Number of securities called by warrants		98,409
Per share exercise price of warrant		$ 4.83
Warrant expiration term	5 years
Laurier International Inc
Merger and Basis of Presentation [Line Items]
Shares issued in merger	19,291,824
Common stock outstanding prior to merger	1,100,200
Common stock issued prior to merger	1,100,200